Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Disclosures Of Inventories [Abstract]
Schedule of Inventory

	December 31, 2025	December 31, 2024
Finished goods	$6,063	$9,295
Metal in circuit	2,705	573
Ore stockpiles	1,617	2,563
Materials and supplies	45,847	33,248
Total	$56,232	$45,679